Obligations Under Capital and Operating Leases Obligations Under Capital and Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Capital lease facility, maximum borrowing capacity	$ 5,000
Operating Leases, Future Minimum Payments Due, Current	2,139
Operating Leases, Future Minimum Payments, Due in Two Years	965
Operating Leases, Future Minimum Payments, Due in Three Years	121
Operating Leases, Future Minimum Payments, Due in Four Years	38
Operating Leases, Future Minimum Payments, Due in Five Years	22
Capital Leases, Future Minimum Payments Due	3,285
Capital Leases, Interest Included in Payments	(387)
Capital Lease Obligations	2,898
Capital Lease Obligations, Current	(1,818)	(1,867)
Capital Lease Obligations, Noncurrent	1,080	2,726
Operating Leases, Future Minimum Payments Due, Current	7,377
Operating Leases, Future Minimum Payments, Due in Two Years	7,170
Operating Leases, Future Minimum Payments, Due in Three Years	6,764
Operating Leases, Future Minimum Payments, Due in Four Years	6,768
Operating Leases, Future Minimum Payments, Due in Five Years	6,801
Operating Leases, Future Minimum Payments, Due Thereafter	23,840
Operating Leases, Future Minimum Payments Due	58,720
Operating Leases, Rent Expense, Net	$ 8,179	$ 8,012	$ 11,613